WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Share Based Compensation Stock Purchase Warrants Activity [Table Text Block]
The following is a continuity schedule of the Company’s common share purchase warrants:

	Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	72,157	202.50
Issued	48,171	202.50
Exercised	(992)	(120.00)
Outstanding and exercisable, March 31, 2016	119,336	202.50
Exercised	(1,747)	(120.00)
Outstanding and exercisable, March 31, 2017	117,589	202.50
Exercised	(33,335)	(37.50)
Issued in connection with anti-dilution provision connected to warrant transaction	559	112.35
Issued in connection with anti-dilution provision connected to warrant transaction	6,275	194.00
Issued in connection to the warrant transaction to the broker	2,667	37.50
Issued in connection with the conversion of loans and interest into common shares	106,709	9.375
Issued in connection with the conversion of loans and interest into common shares	15,658	90.00
Issued in connection with anti-dilution provision connected to warrant transaction	136,388	73.02
Issued in connection with anti-dilution provision connected to warrant transaction	13,464	44.28
Outstanding at March 31, 2018	365,974	53.19
Issued in connection with anti-dilution provision connected to warrant transaction	67,952	55.71
Issued in connection with anti-dilution provision connected to warrant transaction	6,305	34.50
Outstanding at December 31, 2018	440,231	44.21

The following is a continuity schedule of the Company’s common share purchase warrants :

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	72,157	202.50
Issued	48,171	202.50
Exercised	(992)	(120.00)
Outstanding and exercisable, March 31, 2016	119,336	202.50
Exercised	(1,747)	(120.00)
Outstanding and exercisable, March 31, 2017	117,589	202.50
Exercised	(33,335)	(37.50)
Issued in connection with anti-dilution provision connected warrant transaction	559	112.35
Issued in connection with anti-dilution provision connected warrant transaction	6,275	194.00
Issued in connection to the warrant transaction to the broker	2,667	37.50
Issued in connection with conversion of loans and interest into common shares	106,709	9.375
Issued in connection with conversion of loans and interest into common shares	15,658	90.00
Issued in connection with anti-dilution provision connected with issuance of common shares	136,388	73.02
Issued in connection with anti-dilution provision connected with issuance of common shares	13,464	44.28
Outstanding and exercisable, March 31, 2018	365,974	$53.19

Schedule of Common Share Purchase Warrants Outstanding [Table Text Block]
The following is a summary of common share purchase warrants as of December 31, 2018:

Exercise Price ($)	Number of Warrants	Expiry Date
90.00	15,658	March 31, 2023
55.71	136,339	February 26, 2019
55.71	28,531	March 27, 2019
55.71	7,618	March 31, 2019
55.71	59,061	April 21, 2019
55.71	27,883	May 27,2019
55.71	27,238	June 30, 2019
34.50	28,527	February 26, 2019
37.50	2,667	June 27, 2020
9.375	64,025	August 14, 2022
9.375	42,684	March 31, 2022
	440,231

The following is a summary of common share purchase warrants outstanding after the warrant offer to amend and exercise the additional warrant issue and the re-pricing of the warrants as of March 31, 2018.

Exercise Price ($)	Number of Warrants	Expiry Date
90.00	15,658	March 31, 2023
73.02	104,019	February 26, 2019
73.02	21,768	March 27, 2019
73.02	5,813	March 31, 2019
73.02	45,061	April 21, 2019
73.02	21,274	May 27, 2019
73.02	20,782	June 30, 2019
44.28	22,223	February 26, 2019
37.50	2,667	June 27, 2020
9.375	64,025	August 14, 2022
9.375	42,684	March 31, 2022
	365,974

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Exercise Price ($)	Number of Warrants	Expiry Date	Expected life (years)	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Remeasured fair value
90.00	15,658	31-Mar-23	5	1.59%	0%	0%	135%	116,142
73.02	104,019	26-Feb-19	0.92	1.59%	0%	0%	135%	100,281
73.02	21,768	27-Mar-19	1	1.59%	0%	0%	135%	24,815
73.02	5,813	31-Mar-19	1	1.59%	0%	0%	135%	6,769
73.02	45,061	21-Apr-19	1.08	1.59%	0%	0%	135%	58,358
73.02	21,274	27-May-19	1.16	1.59%	0%	0%	135%	32,276
73.02	20,782	30-Jun-19	1.25	1.59%	0%	0%	135%	36,116
44.28	22,223	26-Feb-19	0.92	1.59%	0%	0%	135%	38,423
9.375	64,025	14-Aug-22	4.38	1.59%	0%	0%	135%	593,355
9.375	42,684	31-Mar-22	4	1.59%	0%	0%	135%	387,529
	363,307							1,394,164